Loans and borrowings - Movement table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Balance at beginning of period	€ 99,107	€ 115,110	€ 127,938
Repayment of loans & borrowings	(17,708)	(14,277)	(13,736)
New leases	2,871	2,355	4,626
Repayment of leases	(3,379)	(3,775)	(3,640)
Loans acquired from business combination	100
Net foreign exchange movements	(11)	(306)	(78)
Balance at end of period	€ 80,980	€ 99,107	€ 115,110